As filed with the Securities and Exchange Commission on November 29, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2005

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments.

The Al Frank Fund
Schedule of Investments at September 30, 2005 (Unaudited)

Shares	COMMON STOCKS: 97.66%	Market Value

	Advanced Industrial Equipment: 0.91%
76,200	O.I. Corp.*	$811,530
80,000	The Lamson & Sessions Co.*	1,465,600
		2,277,130

	Advanced Medical Devices: 0.70%
7,176	Advanced Medical Optics, Inc.*	272,329
37,650	Bio-logic Systems Corp.*	227,029
273,300	Cathay Merchant Group, Inc.*	142,116
15,074	Utah Medical Products, Inc.	367,956
75,000	Vascular Solutions, Inc.*	742,500
		1,751,930

	Aerospace & Defense: 4.07%
24,100	AAR Corp.*	414,038
40,000	BE Aerospace, Inc.*	662,800
40,000	Ducommun, Inc.*	880,000
50,000	Kaman Corp. - Class A	1,022,500
129,900	LMI Aerospace, Inc.*	1,018,676
22,000	Lockheed Martin Corp.	1,342,880
143,750	Orbit International Corp.*	1,418,812
12,300	Pemco Aviation Group, Inc.*	278,041
15,000	Raytheon Co.	570,300
110,700	SIFCO Industries, Inc.*	392,985
50,000	The Allied Defense Group, Inc.*	1,127,500
15,500	The Boeing Co.	1,053,225
		10,181,757

	Airlines: 0.95%
22,000	Air France ADR	370,700
80,000	Airtran Holdings, Inc.*	1,012,800
75,000	Mesa Air Group, Inc.*	618,750
175,000	Midwest Express Holdings, Inc.*	372,750
		2,375,000

	Aluminum: 0.32%
33,000	Alcoa, Inc.	805,860

	Automobile Manufacturers: 0.97%
20,000	DaimlerChrysler AG#	1,062,400
70,000	Ford Motor Co.	690,200
22,000	General Motors Corp.	673,420
		2,426,020

	Automobile Parts & Equipment: 0.88%
35,000	ArvinMeritor, Inc.	585,200
23,000	Cooper Tire & Rubber Co.	351,210
80,000	Dura Automotive Systems, Inc.*	321,600
60,000	The Goodyear Tire & Rubber Co.*	935,400
		2,193,410

	Banks: 1.62%
20,000	Bank of America Corp.	842,000
20,000	BankAtlantic Bancorp, Inc. - Class A	339,800
102,480	BFC Financial Corp. - Class A*	715,310
38,000	Capstead Mortgage Corp.	262,580
18,000	Citigroup, Inc.	819,360
13,200	JPMorgan Chase & Co.	447,876
12,500	National City Corp.	418,000
10,000	Sovereign Bancorp, Inc.	220,400
		4,065,326

	Brokerages: 0.79%
10,000	Lehman Brothers Holdings, Inc.	1,164,800
7,500	The Bear Stearns Companies, Inc.	823,125
		1,987,925

	Building Materials: 2.01%
20,000	Ameron International Corp.	928,000
100,000	Huttig Building Products, Inc.*	905,000
17,000	International Aluminum Corp.	630,700
40,000	JLG Industries, Inc.	1,463,600
440,000	Smith-Midland Corp.*^	1,108,800
		5,036,100

	Business Services: 4.12%
40,000	Ambassadors International, Inc.	560,404
260,000	Analysts International Corp.*	689,000
140,000	Computer Horizons Corp.*	617,400
110,000	Edgewater Technology, Inc.*	524,700
151,100	HealthStream, Inc.*	445,745
90,000	Insweb Corp.*	351,900
30,000	MasTec, Inc.*	327,000
125,000	Onvia.com, Inc.*	652,500
102,000	Optimal Group, Inc. - Class A*#	2,109,360
49,630	Quotesmith.com, Inc.*	171,224
290,000	Technology Solutions Co.*	130,500
210,000	Traffix, Inc.	1,308,300
89,999	ValueClick, Inc.*	1,538,083
79,000	Vicon Industries, Inc.*	240,950
200,000	Zomax, Inc.*	642,000
		10,309,066

	Casinos & Casino Equipment: 0.13%
30,000	Alliance Gaming Corp.*	325,500

	Chemicals, Commodity: 0.69%
15,000	E.I. Du Pont de Nemours and Co.	587,550
60,000	Olin Corp.	1,139,400
		1,726,950

	Chemicals, Specialty: 0.74%
15,000	Octel Corp.	250,050
20,000	OM Group, Inc.*	402,600
25,000	The Mosaic Co.*	400,500
125,000	Wellman, Inc.	791,250
		1,844,400

	Clothing/Fabrics: 2.30%
50,000	Delta Apparel, Inc.	715,500
22,500	Haggar Corp.	639,675
120,000	Hartmarx Corp.*	786,000
10,000	Kellwood Co.	258,500
10,000	Oxford Industries, Inc.	451,200
84,850	Quaker Fabric Corp.*	235,034
80,000	Quiksilver, Inc.*	1,156,000
35,000	Russell Corp.	491,400
305,000	Unifi, Inc.*	1,018,700
		5,752,009

	Communications Technology: 4.29%
150,000	3Com Corp.*	612,000
45,000	Andrew Corp.*	501,750
150,000	APA Enterprises, Inc.*	192,000
100,000	Avanex Corp.*	97,000
115,000	Avici Systems, Inc.*	523,250
241,000	Blonder Tongue Laboratories, Inc.*	520,560
65,000	Communications Systems, Inc.	731,250
30,000	Comverse Technology, Inc.*	788,100
230,000	deltathree, Inc. - Class A*	678,500
66,600	Digi International, Inc.*	714,618
435,000	Forgent Networks, Inc.*	595,950
52,000	McDATA Corp. - Class A*	272,480
100,000	Net2Phone, Inc.*	175,000
65,000	Network Equipment Technologies, Inc.*	299,650
75,000	Novell, Inc.*	558,750
28,000	Polycom, Inc.*	452,760
100,000	Stratos International, Inc.*	584,000
27,609	Symmetricom, Inc.*	213,694
125,000	Tellabs, Inc.*	1,315,000
355,000	TII Network Technologies, Inc.*	685,150
60,000	TriQuint Semiconductor, Inc.*	211,200
		10,722,662

	Computers/Hardware: 1.85%
49,050	AU Optronics Corp. ADR	635,688
20,000	Apple Computer, Inc.*	1,072,200
150,000	Gateway, Inc.*	405,000
30,000	Hewlett Packard Co.	876,000
10,000	InFocus Corp.*	34,500
25,000	SanDisk Corp.*	1,206,250
100,000	Sun Microsystems, Inc.*	392,000
		4,621,638

	Consumer Services: 0.04%
4,000	SINA Corp.* #	110,000

	Containers & Packaging: 0.66%
80,000	American Biltrite, Inc.*	988,000
51,250	Rock of Ages Corp.	277,263
150,000	Rotonics Manufacturing, Inc.	394,500
		1,659,763

	Cosmetics/Personal Care: 0.08%
10,000	Helen of Troy Ltd.* #	206,400

	Credit Cards: 0.71%
22,000	MBNA Corp.	542,080
70,000	Providian Financial Corp. *	1,237,600
		1,779,680

	Data Storage/Disk Drives: 0.84%
70,000	Adaptec, Inc.*	268,100
170,000	Innovex, Inc.*	722,500
50,000	Iomega Corp.*	150,500
75,000	Western Digital Corp.*	969,750
		2,110,850

	Electrical Components & Equipment: 1.87%
31,000	American Power Conversion Corp.	802,900
50,000	AVX Corp.	637,000
25,000	C&D Technologies, Inc.	235,250
125,000	Fedders Corp.	267,500
55,000	Frequency Electronics, Inc.	599,500
50,000	Kemet Corp.*	419,000
40,000	OSI Systems, Inc.*	632,000
91,500	Vishay Intertechnology, Inc.*	1,093,425
		4,686,575

	Electronic Manufacturing Services: 0.65%
40,000	Flextronics International LTD*#	514,000
25,000	Nam Tai Electronics, Inc. #	635,750
125,000	Solectron Corp.*	488,750
		1,638,500

	Fiber Optic Components: 0.60%
319,900	Alliance Fiber Optic Products, Inc.*	278,313
75,000	Bookham, Inc.*	366,000
45,000	Corning, Inc.*	869,850
		1,514,163

	Financial Services, Diversified: 0.56%
10,000	Fannie Mae	448,200
40,000	H & R Block, Inc.	959,200
		1,407,400

	Fixed Line Communications: 0.37%
25,000	ADC Telecommunications, Inc.*	571,500
15,000	SBC Communications, Inc.	359,550
		931,050

	Food Manufacturers: 0.77%
45,000	Archer-Daniels-Midland Co.	1,109,700
43,000	Sara Lee Corp.	814,850
		1,924,550

	Food Retailers: 0.20%
20,000	Albertson's, Inc.	513,000

	Footwear: 0.54%
7,500	Deckers Outdoor Corp.*	180,450
21,000	Steven Madden, Ltd.*	481,320
20,000	The Timberland Co. - Class A*	675,600
		1,337,370

	Forest Products: 0.34%
14,500	Georgia-Pacific Corp.	493,870
35,000	Pope & Talbot, Inc.	357,350
		851,220

	Healthcare Providers: 3.42%
21,000	Aetna, Inc.	1,808,940
95,000	American Shared Hospital Services	569,050
20,000	HCA, Inc.	958,400
40,000	Humana, Inc.*	1,915,200
13,334	PacifiCare Health Systems, Inc.*	1,063,787
60,000	Res-Care, Inc.*	923,400
61,000	United American Healthcare Corp.*	189,100
20,000	UnitedHealth Group, Inc.	1,124,000
		8,551,877

	Heavy Construction: 0.26%
172,300	Williams Industries, Inc.*	656,446

	Home Construction: 7.53%
34,000	Beazer Homes USA, Inc.	1,994,780
20,000	Cavco Industries, Inc.*	725,600
22,500	Centex Corp.	1,453,050
46,666	D.R. Horton, Inc.	1,690,243
27,500	Hovanian Enterprises, Inc. - Class A*	1,408,000
25,000	KB Home	1,830,000
20,000	Lennar Corp. - Class A	1,195,200
5,200	M.D.C. Holdings, Inc.	410,228
35,000	Orleans Homebuilders, Inc.	862,400
40,000	Pulte Homes, Inc.	1,716,800
25,000	Ryland Group, Inc.	1,710,500
40,000	Standard Pacific Corp.	1,660,400
28,000	Toll Brothers, Inc.*	1,250,760
32,500	WCI Communities, Inc.*	922,025
		18,829,986

	Home Furnishings: 0.66%
55,000	Applica, Inc.*	91,850
32,700	Chromcraft Revington, Inc.*	444,066
6,000	Craftmade International, Inc.	107,820
33,896	The Dixie Group, Inc.*	540,302
6,000	Whirlpool Corp.	454,620
		1,638,658

	House, Durable: 0.37%
45,000	Department 56, Inc.*	562,500
71,200	Global-Tech Appliances, Inc.*#	356,712
		919,212

	House, Non-Durable: 0.06%
3,500	Central Garden & Pet Co.*	158,375

	Industrial Diversified: 0.45%
35,000	McRae Industries, Inc. - Class A	437,150
44,900	P & F Industries, Inc. - Class A*	678,439
		1,115,589

	Industrial Services & Distributors: 0.79%
30,000	Avnet, Inc.*	733,500
75,000	Nu Horizons Electronics Corp.*	543,000
50,908	Spectrum Control, Inc.*	377,228
75,000	Trio-Tech International*	322,500
		1,976,228

	Insurance, Full Line: 0.31%
10,000	Hartford Financial Services Group, Inc.	771,700

	Insurance, Life: 0.58%
2,500	National Western Life Insurance Co. - Class A*	528,125
45,000	UnumProvident Corp.	922,500
		1,450,625

	Insurance, Property & Casualty: 1.80%
20,000	Merchants Group, Inc.	534,000
10,500	MGIC Investment Corp.	674,100
30,000	PXRE Group LTD.#	403,800
11,500	Radian Group, Inc.	610,650
25,000	RTW, Inc.*	285,000
20,000	The Allstate Corp.	1,105,800
20,000	The St. Paul Travelers Companies, Inc.	897,400
		4,510,750

	Marine Transportation/Shipping (Non-energy): 0.27%
57,500	Sea Containers Ltd. - Class A#	673,900

	Medical Supplies: 1.08%
25,000	Baxter International, Inc.	996,750
36,000	McKesson Corp.	1,708,200
		2,704,950

	Merchant Energy Providers: 0.13%
125,000	Calpine Corp.*	323,750

	Natural Gas: 0.33%
30,000	KCS Energy, Inc.*	825,900

	Oil, Equipment & Services: 2.30%
50,000	Key Energy Services, Inc.*	737,500
40,000	Maverick Tube Corp.*	1,200,000
30,000	Oceaneering International, Inc.*	1,602,300
20,000	Offshore Logistics, Inc.*	740,000
30,000	Tidewater Inc.	1,460,100
		5,739,900

	Oil, Exploration & Production/Drilling: 2.03%
35,000	GlobalSantaFe Corp.#	1,596,700
18,000	Nabors Industries, Ltd.* #	1,292,940
10,000	Rowan Companies, Inc.*	354,900
30,000	Transocean, Inc.*#	1,839,300
		5,083,840

	Oil, Integrated Majors: 1.50%
17,500	Anadarko Petroleum Corp.	1,675,625
30,000	Marathon Oil Corp.	2,067,900
		3,743,525

	Oil, Refiners: 4.07%
45,000	Giant Industries, Inc.*	2,634,300
40,000	Holly Corp.	2,559,200
32,000	Tesoro Petroleum Corp.*	2,151,680
25,000	Valero Energy Corp.	2,826,500
		10,171,680

	Oil, Secondary: 1.03%
10,000	Apache Corp.	752,200
40,000	Vintage Petroleum, Inc.	1,826,400
		2,578,600

	Oil, Transportation/Shipping: 2.03%
12,500	Frontline LTD.#	551,500
10,000	Nordic American Tanker Shipping LTD.#	377,700
90,000	OMI Corp.#	1,608,300
15,000	Overseas Shipholding Group, Inc.	874,950
4,375	Ship Finance International Ltd.#	87,500
20,000	Teekay Shipping Corp. #	861,000
20,000	Tsakos Energy Navigation LTD.#	720,400
		5,081,350

	Other Non-Ferrous: 0.79%
20,000	Inco, Ltd.#	947,000
8,000	Phelps Dodge Corp.	1,039,440
		1,986,440

	Paper Products: 0.20%
17,000	International Paper Co.	506,600

	Pharmaceuticals: 2.38%
15,000	Abbott Laboratories	636,000
22,000	Bristol-Myers Squibb Co.	529,320
6,000	Eli Lilly & Co.	321,120
8,000	Forest Laboratories, Inc.*	311,760
18,500	Johnson & Johnson	1,170,680
50,000	King Pharmaceuticals, Inc.*	769,000
20,000	Merck & Co. Inc.	544,200
30,000	Pfizer, Inc.	749,100
20,000	Wyeth	925,400
		5,956,580

	Pollution Control/Waste Management: 0.82%
75,000	Aleris International, Inc.*	2,058,750

	Precious Metals: 0.24%
65,000	Stillwater Mining Co.*	594,750

	Railroads: 1.64%
32,000	CSX Corp.	1,487,360
40,000	Norfolk Southern Corp.	1,622,400
14,000	Union Pacific Corp.	1,003,800
		4,113,560

	Real Estate Investment: 0.41%
60,000	HRPT Properties Trust	744,600
130,000	Jameson Inns, Inc.*	267,800
		1,012,400

	Recreational Products: 1.28%
50,000	Action Performance Companies, Inc.*	625,000
15,000	Brunswick Corp.	565,950
30,000	Callaway Golf Co.	452,700
50,000	Concord Camera Corp.*	68,500
20,000	Eastman Kodak Co.	486,600
30,000	K2, Inc.*	342,000
30,000	The Nautilus Group, Inc.	662,100
		3,202,850

	Restaurants: 0.29%
25,000	Landry's Restaurants, Inc.	732,500

	Retailers, Apparel: 1.68%
16,667	Abercrombie & Fitch Co. - Class A	830,850
50,000	American Eagle Outfitters, Inc.	1,176,500
25,000	AnnTaylor Stores Corp.*	663,750
20,000	Burlington Coat Factory Warehouse Corp.	760,800
100,000	Goody's Family Clothing, Inc.	757,000
		4,188,900

	Retailers, Broadline: 0.59%
24,000	J. C. Penney Company, Inc.	1,138,080
10,000	Nordstrom, Inc.	343,200
		1,481,280

	Retailers, Specialty: 1.51%
35,000	AutoNation, Inc.*	698,950
25,000	Claire's Stores, Inc.	603,250
25,000	Jo-Ann Stores, Inc. - Class B*	432,500
16,000	OfficeMax, Inc.	506,720
8,000	TBC Corp.*	275,920
29,000	The Home Depot, Inc.	1,106,060
20,000	Trans World Entertainment Corp.*	157,800
		3,781,200

	Savings & Loans: 1.16%
15,000	Countrywide Financial Corp.	494,700
16,000	FirstFed Financial Corp.*	860,960
4,000	Golden West Financial Corp.	237,560
29,524	PVF Capital Corp.	332,145
25,000	Washington Mutual, Inc.	980,500
		2,905,865

	Semiconductor, Capital Equipment: 3.08%
130,000	Aetrium, Inc.*	404,300
35,000	Brooks Automation, Inc.*	466,550
40,000	Cohu, Inc.	946,000
50,000	Credence Systems Corp.*	399,000
75,000	Electroglas, Inc.*	253,500
90,000	Kulicke and Soffa Industries, Inc.*	652,500
37,500	Lam Research Corp.*	1,142,625
60,000	Mattson Technology, Inc.*	450,600
25,000	Novellus Systems, Inc.*	627,000
25,000	Teradyne, Inc.*	412,500
35,976	Ultratech, Inc.*	560,866
23,000	Varian Semiconductor Equipment Associates, Inc.*	974,510
25,000	Veeco Instruments, Inc.*	401,000
		7,690,951

	Semiconductor, Graphics Chips: 0.63%
30,000	ESS Technology, Inc.*	106,500
30,000	NVIDIA Corp.*	1,028,400
163,900	Tvia, Inc.*	355,663
205,288	Vialta, Inc. - Class A*	72,672
		1,563,235

	Semiconductor, Microprocessors: 3.61%
70,000	Advanced Micro Devices, Inc.*	1,764,000
150,000	Atmel Corp.*	309,000
30,000	Cypress Semiconductor Corp.*	451,500
80,000	Dataram Corp.	539,120
41,000	Diodes, Inc.*	1,486,660
115,000	Integrated Silicon Solution, Inc.*	966,000
20,000	International Rectifier Corp.*	901,600
40,000	Micron Technology, Inc.*	532,000
40,000	National Semiconductor Corp.	1,052,000
60,000	Silicon Storage Technology, Inc.*	322,800
21,000	Texas Instruments, Inc.	711,900
		9,036,580

	Semiconductor, Programmable Logic Devices: 0.70%
42,500	Genesis Microchip, Inc.*	932,875
75,000	Integrated Device Technology, Inc.*	805,500
		1,738,375

	Software: 4.42%
100,000	ActivCard Corp.*	433,000
170,500	American Software, Inc. - Class A	954,800
165,000	Apropos Technology, Inc.*	443,850
53,100	CAM Commerce Solutions, Inc.	942,525
100,000	Captaris, Inc.*	376,000
16,000	Click Commerce, Inc.*	293,280
145,000	Compuware Corp.*	1,377,500
40,000	Electronics for Imaging, Inc.*	917,600
85,000	iPass, Inc.*	457,300
100,000	Keynote Systems, Inc.*	1,298,000
50,000	Napster, Inc.*	200,000
65,000	NetManage, Inc.*	326,950
225,000	Peerless Systems Corp.*	1,350,000
155,000	Quovadx, Inc.*	469,650
20,000	SafeNet, Inc.*	726,200
100,000	Selectica, Inc.*	321,000
25,000	SonicWALL, Inc.*	158,750
		11,046,405

	Steel: 0.94%
70,000	Ryerson Tull, Inc.	1,491,000
20,000	United States Steel Corp.	847,000
		2,338,000

	Tobacco: 1.09%
90,000	Alliance One International, Inc.	318,600
10,000	Altria Group, Inc.	737,100
13,500	Reynolds American, Inc.	1,120,770
13,000	UST, Inc.	544,180
		2,720,650

	Toys: 1.36%
25,000	Hasbro, Inc.	491,250
60,000	Mattel, Inc.	1,000,800
37,000	The Topps Co.	303,770
75,000	THQ, Inc.*	1,599,000
		3,394,820

	Transportation Equipment: 0.29%
18,000	Trinity Industries, Inc.	728,820

	Trucking: 0.37%
15,000	Arkansas Best Corp.	523,050
9,500	Yellow Roadway Corp.*	393,490
		916,540

	Wireless Communications: 1.61%
112,500	Brightpoint, Inc.*	2,153,250
34,856	Sprint Nextel Corp.	828,876
40,000	Nokia Corp. ADR	676,400
93,333	Vyyo, Inc.*	359,332
		4,017,858

	Total Common Stocks (Cost $180,012,509)	244,293,954

	WARRANTS: 0.00%

20,000	Air France ADR*
	Expiration 11/5/2007, Exercise Price $20.00
	(Acquired 5/5/2004, Cost $18,752)	8,000

Shares	SHORT-TERM INVESTMENTS: 2.42%

	Money Market Funds: 2.42%
2,665,523	Dreyfus Treasury Prime Cash Management - Investor Class	2,665,523
3,375,345	SEI Daily Income Treasury Government - Class B	3,375,345
		6,040,868

	Total Short-Term Investments (Cost $6,040,868)	6,040,868

	Total Investments in Securities (Cost $186,072,129): 100.08%	250,342,822
	Liabilities in Excess of Assets: (0.08%)	(195,111)
	Net Assets: 100.00%	$250,147,711

* Non-income producing security.
# U.S. security of a foreign issuer.
^Affiliated Company; the fund owns 5% or more of the outstanding voting securities of the issuer.
See Note 4.
ADR - American Depositary Receipt

The Al Frank Dividend Value Fund
Schedule of Investments at September 30, 2005 (Unaudited)

Shares	COMMON STOCKS: 95.70%	Market Value

	Advanced Industrial Equipment: 0.47%
7,700	Insteel Industries, Inc.	$117,733

	Aerospace & Defense: 2.01%
11,000	Kaman Corp. - Class A	224,950
2,000	Lockheed Martin Corp.	122,080
2,300	The Boeing Co.	156,285
		503,315

	Airlines: 0.70%
6,500	SkyWest, Inc.	174,330

	Aluminum: 0.85%
4,500	Alcoa, Inc.	109,890
13,000	Empire Resources, Inc.	101,790
		211,680

	Automobile Manufacturers: 1.54%
12,000	Ford Motor Co.	118,320
4,500	General Motors Corp.	137,745
1,400	Toyota Motor Corp. ADR	129,318
		385,383

	Automobile Parts & Equipment: 1.19%
7,000	ArvinMeritor, Inc.	117,040
5,500	Cooper Tire & Rubber Co.	83,985
4,500	Superior Industries International, Inc.	96,840
		297,865

	Banks: 2.98%
3,000	Bank of America Corp.	126,300
15,000	Capstead Mortgage Corp.	103,650
3,200	Citigroup, Inc.	145,664
3,000	Fifth Third Bancorp	110,190
3,700	JPMorgan Chase & Co.	125,541
4,000	National City Corp.	133,760
		745,105

	Brokerages: 2.26%
1,400	Lehman Brothers Holdings, Inc.	163,072
2,500	Merrill Lynch & Co., Inc.	153,375
2,000	Morgan Stanley	107,880
1,150	The Goldman Sachs Group, Inc.	139,817
		564,144

	Building Materials: 1.17%
3,500	Ameron International Corp.	162,400
3,500	International Aluminum Corp.	129,850
		292,250

	Business Services: 2.15%
9,300	Ambassadors International, Inc.	130,294
13,000	IKON Office Solutions, Inc.	129,740
6,000	Sabre Holdings Corp.	121,680
25,000	Traffix, Inc.	155,750
		537,464

	Casinos & Casino Equipment: 0.54%
5,000	International Game Technology	135,000

	Chemicals, Commodity: 1.33%
2,700	E.I. Du Pont de Nemours and Co.	105,759
6,000	Olin Corp.	113,940
2,700	The Dow Chemical Co.	112,509
		332,208

	Chemicals, Specialty: 0.33%
13,000	Wellman, Inc.	82,290

	Clothing/Fabrics: 2.70%
10,600	Delta Apparel, Inc.	151,686
7,500	Haggar Corp.	213,225
4,000	Kellwood Co.	103,400
4,000	Kenneth Cole Productions, Inc.	109,160
7,000	Russell Corp.	98,280
		675,751

	Communications Technology: 2.74%
7,000	ADTRAN, Inc.	220,500
8,000	Motorola, Inc.	176,720
3,300	QUALCOMM, Inc.	147,675
52,000	Wireless Telecom Group, Inc.	139,360
		684,255

	Computers/Hardware: 1.67%
10,682	AU Optronics Corp. ADR	138,439
6,000	Hewlett Packard Co.	175,200
1,300	International Business Machines Corp.	104,286
		417,925

	Containers & Packaging: 0.45%
42,500	Rotonics Manufacturing, Inc.	111,775

	Credit Cards: 0.49%
5,000	MBNA Corp.	123,200

	Data Storage/Disk Drives: 0.39%
6,200	Seagate Technology#	98,270

	Distillers & Brewers: 0.41%
2,400	Anheuser-Busch Companies, Inc.	103,296

	Electrical Components & Equipment: 2.10%
4,900	American Power Conversion Corp.	126,910
9,700	AVX Corp.	123,578
14,000	C&D Technologies, Inc.	131,740
13,000	Frequency Electronics, Inc.	141,700
		523,928
	Electronic Manufacturing Services: 0.58%
5,700	Nam Tai Electronics, Inc.#	144,951

	Financial Services, Diversified: 0.89%
2,300	Fannie Mae	103,086
5,000	H & R Block, Inc.	119,900
		222,986

	Fixed Line Communications: 0.98%
4,300	BellSouth Corp.	113,090
5,500	SBC Communications, Inc.	131,835
		244,925

	Food Manufacturers: 1.05%
6,000	Archer-Daniels-Midland Co.	147,960
6,000	Sara Lee Corp.	113,700
		261,660

	Footwear: 0.59%
2,600	Reebok International LTD.	147,082

	Forest Products: 0.45%
3,300	Georgia-Pacific Corp.	112,398

	Healthcare Providers: 0.98%
17,000	American Shared Hospital Services	101,830
3,000	HCA, Inc.	143,760
		245,590

	Heavy Machinery: 1.10%
2,600	Caterpillar, Inc.	152,750
2,000	Deere & Co.	122,400
		275,150

	Home Construction: 4.95%
2,500	Beazer Homes USA, Inc.	146,675
4,400	D.R. Horton, Inc.	159,368
1,900	KB Home	139,080
2,700	Lennar Corp. - Class A	161,352
1,950	M.D.C. Holdings, Inc.	153,836
7,000	Orleans Homebuilders, Inc.	172,480
1,900	Ryland Group, Inc.	129,998
4,200	Standard Pacific Corp.	174,342
		1,237,131

	Home Furnishings: 0.55%
3,200	National Presto Industries, Inc.	136,992

	House, Durable: 0.48%
5,300	Newell Rubbermaid, Inc.	120,045

	House, Non-Durable: 0.46%
2,200	Colgate-Palmolive Co.	116,138

	Industrial Diversified: 0.84%
1,500	3M Co.	110,040
3,000	General Electric Co.	101,010
		211,050

	Insurance, Full Line: 1.70%
1,800	Hartford Financial Services Group, Inc.	138,906
2,500	MBIA, Inc.	151,550
1,500	The Chubb Corp.	134,325
		424,781

	Insurance, Life: 0.53%
6,500	UnumProvident Corp.	133,250

	Insurance, Property & Casualty: 4.14%
3,900	American Financial Group, Inc.	132,327
3,300	Endurance Specialty Holdings Ltd.#	112,563
3,700	Fidelity National Financial, Inc.	164,724
2,000	MGIC Investment Corp.	128,400
5,000	PXRE Group LTD.#	67,300
2,400	The Allstate Corp.	132,696
3,300	The St. Paul Travelers Companies, Inc.	148,071
3,750	W.R. Berkley Corp.	148,050
		1,034,131

	Marine Transportation/Shipping (Non-energy): 0.37%
8,000	Sea Containers Ltd. - Class A#	93,760

	Medical Supplies: 1.32%
3,500	Baxter International, Inc.	139,545
4,000	McKesson Corp.	189,800
		329,345

	Oil, Equipment & Services: 0.58%
3,000	Tidewater Inc.	146,010

	Oil, Exploration & Production/Drilling: 0.60%
3,300	GlobalSantaFe Corp.#	150,546

	Oil, Integrated Majors: 3.57%
1,700	Anadarko Petroleum Corp.	162,775
2,200	Chevron Corp.	142,406
2,800	ConocoPhillips	195,748
2,400	Exxon Mobil Corp.	152,496
3,472	Marathon Oil Corp.	239,325
		892,750

	Oil, Refiners: 1.22%
2,700	Valero Energy Corp.	305,262

	Oil, Secondary: 3.40%
2,400	Apache Corp.	180,528
2,000	Ashland, Inc.	110,480
3,100	Devon Energy Corp.	212,784
2,000	Kerr-McGee Corp.	194,220
2,600	Pogo Producing Co.	153,244
		851,256

	Oil, Transportation/Shipping: 3.21%
2,500	Frontline LTD.#	110,300
3,200	Nordic American Tanker Shipping LTD.#	120,864
6,500	OMI Corp.#	116,155
2,000	Overseas Shipbuilding Group, Inc.	116,660
5,250	Ship Finance International LTD#	105,000
2,500	Teekay Shipping Corp.#	107,625
3,500	Tsakos Energy Navigation LTD.#	126,070
		802,674

	Paper Products: 0.42%
3,500	International Paper Co.	104,300

	Pharmaceuticals: 4.98%
2,800	Abbott Laboratories	118,720
5,050	Bristol-Myers Squibb Co.	121,503
2,500	Eli Lilly & Co.	133,800
2,300	GlaxoSmithKline plc#	117,944
1,900	Johnson & Johnson	120,232
3,900	Merck & Co. Inc.	106,119
7,500	Mylan Laboratories, Inc.	144,450
2,500	Novartis AG ADR	127,500
5,000	Pfizer, Inc.	124,850
2,800	Wyeth	129,556
		1,244,674

	Railroads: 2.28%
2,500	Burlington Northern Santa Fe Corp.	149,500
3,200	CSX Corp.	148,736
3,500	Norfolk Southern Corp.	141,960
1,800	Union Pacific Corp.	129,060
		569,256

	Real Estate Investment Trusts: 0.36%
2,500	New Century Financial Corp.	90,675

	Recreational Products: 1.32%
9,000	Callaway Golf Co.	135,810
4,000	Eastman Kodak Co.	97,320
4,000	The Walt Disney Co.	96,520
		329,650

	Restaurants: 0.50%
3,700	McDonald's Corp.	123,913

	Retailers, Apparel: 2.09%
4,500	Deb Shops, Inc.	97,830
13,500	Goody's Family Clothing, Inc.	102,195
6,800	The Finish Line, Inc.	99,212
5,500	The Gap, Inc.	95,865
4,300	The Talbots, Inc.	128,656
		523,758

	Retailers, Broadline: 1.37%
4,100	Family Dollar Stores, Inc.	81,467
2,600	J. C. Penney Company, Inc.	123,292
4,000	Nordstrom, Inc.	137,280
		342,039

	Retailers, Specialty: 3.16%
3,750	Best Buy Co., Inc.	163,237
8,500	Circuit City Stores, Inc.	145,860
5,500	Claire's Stores, Inc.	132,715
3,900	OfficeMax, Inc.	123,513
3,500	The Home Depot, Inc.	133,490
6,500	The Pep Boys - Manny, Moe & Jack	89,960
		788,775

	Savings & Loans: 1.90%
3,800	Countrywide Financial Corp.	125,324
7,500	Doral Financial Corp.#	98,025
3,400	IndyMac Bancorp, Inc.	134,572
3,000	Washington Mutual, Inc.	117,660
		475,581

	Semiconductor, Capital Equipment: 2.47%
8,500	Applied Materials, Inc.	144,160
5,000	Cognex Corp.	150,350
7,500	Cohu, Inc.	177,375
3,000	KLA-Tencor Corp.	146,280
		618,165

	Semiconductor, Microprocessors: 2.94%
3,200	Analog Devices, Inc.	118,848
17,000	Dataram Corp.	114,563
5,600	Intel Corp.	138,040
7,100	National Semiconductor Corp.	186,730
5,200	Texas Instruments, Inc.	176,280
		734,461

	Semiconductor, Programmable Logic Devices: 1.04%
3,000	Maxim Integrated Products, Inc.	127,950
4,700	Xilinx, Inc.	130,895
		258,845

	Soft Drinks: 0.52%
3,000	The Coca-Cola Co.	129,570

	Software: 1.03%
23,000	American Software, Inc. - Class A	128,800
5,000	Microsoft Corp.	128,650
		257,450

	Steel: 2.43%
2,000	Nucor Corp.	117,980
10,000	Ryerson Tull, Inc.	213,000
5,000	The Timken Co.	148,150
3,000	United States Steel Corp.	127,050
		606,180

	Tobacco: 0.79%
21,000	Alliance One International, Inc.	74,340
1,675	Altria Group, Inc.	123,464
		197,804

	Toys: 0.42%
6,300	Mattel, Inc.	105,084

	Transportation Equipment: 1.19%
2,800	Ryder System, Inc.	95,816
5,000	Trinity Industries, Inc.	202,450
		298,266

	Trucking: 0.91%
3,500	Arkansas Best Corp.	122,045
5,600	J.B. Hunt Transport Services, Inc.	106,456
		228,501

	Wireless Communications: 0.57%
8,400	Nokia Corp. ADR	142,044

	Total Common Stocks (Cost $21,449,904)	23,926,021

Shares	SHORT-TERM INVESTMENTS: 4.53%

	Money Market Funds: 4.53%
1,131,772	SEI Daily Income Treasury Government - Class B	1,131,772

	Total Short-Term Investments (Cost $1,131,772)	1,131,772

	Total Investments in Securities (Cost $22,581,676): 100.23%	25,057,793
	Liabilities in Excess of Other Assets: (0.23%)	(55,965)
	Net Assets: 100.00%	$25,001,828

# U.S. security of a foreign issuer.
ADR - American Depositary Receipt

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title) /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/22/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date 11/22/05

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date 11/22/05

* Print the name and title of each signing officer under his or her signature.